CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Related Party [Member] USD ($)	Dec. 31, 2013 Related Party [Member] CNY	Dec. 31, 2012 Related Party [Member] CNY	Dec. 31, 2011 Related Party [Member] CNY	Dec. 31, 2013 Third Party [Member] USD ($)	Dec. 31, 2013 Third Party [Member] CNY	Dec. 31, 2012 Third Party [Member] CNY	Dec. 31, 2011 Third Party [Member] CNY	Dec. 31, 2013 Forward Contracts [Member] USD ($)	Dec. 31, 2013 Forward Contracts [Member] CNY	Dec. 31, 2012 Forward Contracts [Member] CNY	Dec. 31, 2011 Forward Contracts [Member] CNY	Dec. 31, 2013 Convertible Senior Notes and Capped Call Options [Member] USD ($)	Dec. 31, 2013 Convertible Senior Notes and Capped Call Options [Member] CNY	Dec. 31, 2012 Convertible Senior Notes and Capped Call Options [Member] CNY	Dec. 31, 2011 Convertible Senior Notes and Capped Call Options [Member] CNY
Revenues	$ 1,169,340,819	7,078,838,515	4,794,768,449	7,384,951,444	$ 130,830,911	792,011,086	201,355,631	32,587,949	$ 1,038,509,908	6,286,827,429	4,593,412,818	7,352,363,495
Cost of revenues	(931,907,281)	(5,641,487,108)	(4,562,531,334)	(6,235,100,290)
Gross profit	237,433,538	1,437,351,407	232,237,115	1,149,851,154
Operating expenses:
Selling and marketing	(81,375,949)	(492,625,584)	(343,407,116)	(338,381,885)
General and administrative	(38,014,017)	(230,125,455)	(760,807,250)	(419,291,812)
Provision for advance to suppliers			(227,073,440)	(652,937)
Impairment of long-lived assets	(590,259)	(3,573,248)	(65,476,299)
Research and development	(10,816,811)	(65,481,728)	(68,960,214)	(29,992,990)
Goodwill impairment				(45,645,832)
Total operating expenses	(130,797,036)	(791,806,015)	(1,465,724,319)	(833,965,456)
Income/(Loss) from operations	106,636,502	645,545,392	(1,233,487,204)	315,885,698
Interest expenses, net	(36,899,236)	(223,376,902)	(221,719,806)	(182,502,237)
Convertible senior notes issuance costs				(30,154,071)
Subsidy income	1,252,639	7,583,102	40,902,610	25,553,802
Exchange loss	(6,354,466)	(38,468,031)	(36,472,691)	(138,994,253)
Other income , net	1,135,152	6,871,869	4,263,521	28,257,089
Change in fair value		(164,516,127)	(106,203,805)	336,352,596									7,993,532	48,390,446	(9,043,079)	36,604,889	(35,169,660)	(212,906,573)	(97,160,726)	299,747,707
Income/(Loss) before income taxes	38,594,463	233,639,303	(1,552,717,375)	354,398,624
Income tax (expenses)/benefit	(3,061,330)	(18,532,376)	8,917,648	(81,072,742)
Equity in losses of affiliated companies	(4,231,290)	(25,614,963)	(16,291)
Net income/(loss)	31,301,843	189,491,964	(1,543,816,018)	273,325,882
Less: Net (loss)/income attributable to the non-controlling interests	244,502	1,480,139	(1,393,950)	(16,937)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 31,057,341	188,011,825	(1,542,422,068)	273,342,819
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share -
Basic	$ 0.33	2	(17.38)	2.91
Diluted	$ 0.32	1.96	(17.38)	(1.23)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS -
Basic	$ 1.32	8	(69.52)	11.64
Diluted	$ 1.28	7.84	(69.52)	(4.92)
Weighted average ordinary shares outstanding -
Basic	94,018,394	94,018,394	88,752,706	93,966,535
Diluted	96,035,985	96,035,985	88,752,706	102,686,971